PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

	June 30, 2021	December 31, 2020
	(Unaudited)
Housing and welfare	$4,312	$4,312
Furniture and office equipment	4,013	4,013
Computer and software	5,605	5,605
Production facilities	93,049	93,049
Drilling and production tools	1,499,535	1,499,535
Equipment	1,650	1,650
Total	1,608,164	1,608,164
Less: accumulated depreciation	(1,493,313)	(1,476,835)
Property and equipment, net	$114,851	$131,329

Depreciation charged to expense amounted to $16,478 and $22,135 for the six months ended June 30, 2021 and 2020, respectively.